Long Term Debt - Unsecured Bond Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Debt outstanding			$ 515,931			$ 545,591
Interest costs incurred		$ 33,011	27,285	$ 17,651
Interest costs capitalized		$ 1,636	$ 2,578	$ 513
Unsecured Euro bond, 100 million
Debt Instrument [Line Items]
Debt Instrument, nominal amount, prepayment | €	€ 10,000,000
Fair value of debt outstanding					€ 98,000,000,000	$ 101,787
Unsecured Euro bond, 100 million | 5th or 6th coupon payment date
Debt Instrument [Line Items]
Debt instrument, early redemption, premium payment percentage	1.50%
Unsecured Euro bond, 100 million | 7th or 8th coupon payment date
Debt Instrument [Line Items]
Debt instrument, early redemption, premium payment percentage	0.50%
Unsecured Euro bond, 100 million | 9th coupon payment date
Debt Instrument [Line Items]
Debt instrument, early redemption, premium payment percentage	0.00%
Unsecured Euro bond, 100 million | Minimum
Debt Instrument [Line Items]
Nominal amount of the bonds after the early redemption | €	€ 50,000,000
Unsecured Euro bond, 100 million | Safe Bulker Participations
Debt Instrument [Line Items]
Debt instrument, face amount | €	€ 100,000,000				€ 100,000,000
Debt instrument, coupon (in percent)	2.95%
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant (in percent)					85.00%	85.00%
All Debt Instruments
Debt Instrument [Line Items]
Net worth covenant						$ 150,000
Minimum EBITDA to interest expense					2.0	2.0
Weighted average interest rate			6.034%	3.255%	6.358%	6.358%
All Debt Instruments | Minimum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership					30.00%	30.00%